Segment and Geographic Information Narrative (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2014 Segment	Dec. 31, 2013 Segment
Segment Reporting [Abstract]
Number of reportable segments	1	1
Number of operating categories	2	2